Other assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Other Assets

$ millions, as at October 31	2018	2017
Accrued interest receivable	$1,292	$951
Defined benefit asset (Note 18)	362	200
Gold and silver certificates	251	186
Brokers’ client accounts	2,997	1,503
Current tax receivable	3,175	2,783
Other prepayments	685	697
Derivative collateral receivable	5,071	4,420
Accounts receivable	868	512
Other	582	553
	$15,283	$11,805